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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ---------

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond

Title:   Member

Phone:   (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert Raymond                Dallas, Texas             November 9, 2012
--------------------------   -----------------------    ------------------------
     (Signature)                  (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $1,012,366 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Manager #                    Manager Name                     13F File #

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
Column 1                         Column 2     Column 3  Column 4          Column 5          Column 6  Column 7       Column 8
----------------------------- -------------- --------- --------- ------------------------- ---------- -------- ---------------------
                                                                                                                  Voting Authority
                                                         Value    Shrs or                  Investment  Other   ---------------------
Name of Issuer                Title of Class   CUSIP   (x $1000)  prn amt  SH/PRN Put/Call Discretion Managers    Sole   Shared None
----------------------------- -------------- --------- --------- --------- ------ -------- ---------- -------- --------- ------ ----
Approach Resources Inc        COM            03834A103    29,024   964,000 SH              SOLE                  964,000
Approach Resources Inc        COM            03834A103    10,542   350,000 SH     PUT      SOLE                  350,000
Callon Pete Co                COM            13123X102    13,793 2,243,000 SH              SOLE                2,243,000
Cimarex Energy Co             COM            171798101        47     1,000 SH              SOLE                    1,000
Comstock Resources Inc New    COM NEW        205768203    17,654   960,000 SH              SOLE                  960,000
Concho Resources Inc          COM            20605P101    29,373   310,000 SH     PUT      SOLE                  310,000
Concho Resources Inc          COM            20605P101    29,934   316,000 SH              SOLE                  316,000
Copano Energy LLC             COM UNITS      217202100   151,029 4,579,000 SH              SOLE                4,579,000
CREDO Pete Corp               COM PAR $0.10  225439207    26,618 1,837,000 SH              SOLE                1,837,000
Crimson Exploration           COM NEW        22662K207       879   206,000 SH              SOLE                  206,000
Crosstex Energy LP            COM            22765U102    14,514   942,000 SH              SOLE                  942,000
DCP Midstream Partners LP     COM UT LTD PTN 23311P100     2,091    45,000 SH              SOLE                   45,000
Devon Energy Corp             COM            25179M103       149     2,000 SH              SOLE                    2,000
Eagle Rock Energy Partners LP UNIT           26985R104    50,638 5,297,000 SH              SOLE                5,297,000
El Paso Pipeline Partners LP  COM UNIT LPI   283702108     1,240    33,000 SH              SOLE                   33,000
Enbridge Energy Partners LP   COM            29250R106       633    22,000 SH              SOLE                   22,000
Enterprise Products Partners,
 LP                           COM            293792107     3,886    72,000 SH              SOLE                   72,000
EOG Resources Inc             COM            26875P101       247     2,000 SH     PUT      SOLE                    2,000
EOG Resources Inc             COM            26875P101       247     2,000 SH              SOLE                    2,000
EQT Midstream Partners LP
 Com Stock                    UNIT LTD PARTN 26885B100     2,880   100,000 SH              SOLE                  100,000
EV Energy Partners LP
 Com Stock                    COM UNITS      26926V107    93,114 1,499,000 SH              SOLE                1,499,000
Genesis Energy LP             UNIT LTD PARTN 371927104    37,631 1,119,000 SH              SOLE                1,119,000
Golar Lng Partners LP         COM UNIT LPI   Y2745C102    20,027   573,000 SH              SOLE                  573,000
Golar Lng Ltd                 SHS            G9456A100    55,587 1,582,000 SH              SOLE                1,582,000
Gulfport Energy Corp Com Stk  COM NEW        402635304     9,359   299,000 SH              SOLE                  299,000

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
Halliburton                   COM            406216101       165     5,000 SH     PUT      SOLE                    5,000
Halliburton                   COM            406216101       168     5,000 SH              SOLE                    5,000
Kinder Morgan Inc             COM            49456B101       888    25,000 SH              SOLE                   25,000
Laredo Petroleum Holdings Inc COM            516806106     3,136   143,000 SH              SOLE                  143,000
Legacy Reserves LP            UNIT LP INT    524707304    18,060   626,000 SH              SOLE                  626,000
Magellan Midstream Partners
 LP                           COM UNIT RP LP 559080106       831    10,000 SH              SOLE                   10,000
Markwest Energy Partners LP   UNIT LTD PARTN 570759100    49,188   904,000 SH              SOLE                  904,000
National Oil Well Varco Inc   COM            637071101       240     3,000 SH     PUT      SOLE                    3,000
National Oil Well Varco Inc   COM            637071101       240     3,000 SH              SOLE                    3,000
Noble Energy Inc              COM            655044105       241     3,000 SH              SOLE                    3,000
Northern Tier Energy          COM UN REPR
                              PART           665826103     5,802   240,000 SH              SOLE                  240,000
NuStar Energy, LP             UNIT COM       67058H102     5,779   239,000 SH     PUT      SOLE                  239,000
Nustar GP Holdings LLC        UNIT RESTG LLC 67059L102    15,439   180,000 SH              SOLE                  180,000
ONEOK Partners LP             UNIT LTD PARTN 68268N103     2,142    40,000 SH              SOLE                   40,000
PAA Natural Gas Storage LP    COM UNIT LTD   693139107    27,481 1,538,000 SH              SOLE                1,538,000
Plains All American Pipeline
 LP                           UNIT LTD PARTN 726503105        24     1,000 SH              SOLE                    1,000
Rex Energy Corporation        COM            761565100    26,897   333,000 SH              SOLE                  333,000
Schlumberger Ltd.             COM            806857108    25,146   715,000 SH              SOLE                  715,000
Schlumberger Ltd.             COM            806857108     9,323   265,000 SH     PUT      SOLE                  265,000
Targa Res Partners, LP        COM UNIT       87611X105     1,856    89,000 SH              SOLE                   89,000
Transatlantic Petroleum Ltd   SHS            G89982105        46     7,000 SH              SOLE                    7,000
United States Natural Gas     UNIT PAR
 Fund                         $0.001         912318201     5,364   265,000 SH              SOLE                  265,000
Western Gas Partners LP       COM UNIT LP IN 958254104       157     2,000 SH              SOLE                    2,000
Williams Partners LP          COM UNIT LP    96950F104     1,674    46,000 SH              SOLE                   46,000
YPF Sociodad Anomia ADR       SPON ADR CL D  984245100    24,730   694,000 SH              SOLE                  694,000